SEGMENT REPORTING (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Summary of detailed segment information

The detailed segment information of the Company is as follows:

	For the Periods Ended December. 31
	2021			2020
	Education	Campus	Total	Education	Campus	Total
Revenues	$9,676,052	$3,102,210	$12,778,262	$5,618,210	$2,015,566	$7,633,776
Depreciation and Amortization (1)(2)	$426,740	$1,148,173	$1,574,913	$616,195	$954,398	$1,570,593
(Loss) income from Operations	$(2,153,975)	$(2,014,508)	$(4,168,484)	$306,710	$(2,987,559)	$(2,680,849)
Net Profit or Loss	$(2,252,794)	$(2,365,255)	$(4,618,050)	$(53,722)	$(3,069,347)	$(3,123,069)
Interest Expense, net	$98,819	$350,747	$449,566	$107,833	$746,150	$853,983
Capital Expenditures	$—	—	$—	$437,764	$233,823	$671,587
Total Property and Equipment, net	$15,442	$6,760,674	$6,776,116	$10,881	$7,586,109	$7,596,990
Total Assets	$5,122,967	$12,472,440	$17,595,407	$3,336,242	$13,621,471	$16,957,713
Total Liabilities	$3,589,315	$6,020,096	$9,609,411	$5,852,323	$3,399,301	$9,251,624
(1)	Depreciation and amortization related to the Education segment is included in cost of revenue in the accompanying statements of operations.
(2)	Depreciation and amortization related to the Campus segment Consists of $1,109,309 (2020-$937,773) which is included in cost of revenue and $38,864 (2020-$47,537) which is included in operating expenses in the accompanying statements of operations.

	For the Years Ended December 31,
	2020			2019
	Education	Campus	Total	Education	Campus	Total
Revenues	$5,618,210	$2,015,566	$7,633,776	$5,517,061	$4,431,996	$9,949,057
Depreciation and Amortization, as restated (1)(2)	$616,195	$954,398	$1,570,593	276,798	$985,310	$1,262,108
(Loss) income from Operations, as restated	$306,710	$(2,987,559)	$(2,680,849)	$(1,205,784)	$166,911	(1,038,873)
Net (Loss) income as restated	$(67,609)	$(3,124,705)	$(3,192,314)	$(1,205,785)	$(24,534)	$(1,230,319)
Interest Expense, net	$107,833	$746,150	$853,983	$—	$863,871	$863,871
Capital Expenditures	$437,764	$233,823	$671,587	$423,959	$636,165	$1,060,124
Total Property and Equipment, net, as restated	$10,881	$7,586,109	$7,596,990	$11,519	$7,387,893	$7,399,412
Total Assets, as restated	$3,336,242	$13,621,471	$16,957,713	$3,523,344	$14,036,804	$17,560,148
Total Liabilities, as restated	$5,852,323	$3,399,301	$9,251,624	$4,468,709	$7,760,742	$12,229,451
(1)	Depreciation and amortization related to the Education segment is included in cost of revenue in the accompanying statements of operations.
(2)	Depreciation and amortization related to the Campus segment consists of $913,492 (2019-$937,773) which is included in cost of revenue and $40,906 (2019-$47,537) which is included in operating expenses in the accompanying statements of operations.

	For the Years Ended December 31,
	2020			2019
	Education	Campus	Total	Education	Campus	Total
Revenues	$5,618,210	$2,015,566	$7,633,776	$5,517,061	$4,431,996	$9,949,057
Depreciation and Amortization, as previously reported	914,195	$1,226,131	$2,140,326	$373,465	$985,310	$1,358,775
Adjustments (Note 4)(1)	(298,000)	(271,733)	(569,733)	(96,667)	—	(96,667)
Depreciation and Amortization, as restated	616,195	$954,398	$1,570,593	276,798	$985,310	$1,262,108
(Loss) income from Operations, as previously reported	8,710	$(3,259,292)	$(3,250,582)	$(1,302,451)	$166,911	$(1,135,540)
Adjustments (Note 4)	298,000	271,733	569,733	96,667	—	96,667
(Loss) income from Operations, as restated	306,710	$(2,987,559)	$(2,680,849)	$(1,205,784)	$166,911	(1,038,873)
Net (Loss), as previously reported	$(135,636)	$(3,341,080)	$(3,476,716)	$(1,286,019)	(24,534)	$(1,310,553)
Adjustments (Note 4)	298,000	271,733	569,733	96,667	—	96,667
Adjustments (Note 4 - income tax)	(229,973)	(55,358)	(285,331)	(16,433)	—	(16,433)
Net (Loss), as restated	(67,609)	$(3,124,705)	$(3,192,314)	$(1,205,785)	$(24,534)	$(1,230,319)
Interest Expense, net	$107,833	$746,150	$853,983	$—	$863,871	$863,871
Capital Expenditures	$437,764	$233,823	$671,587	$423,959	$636,165	$1,060,124
Total Property and Equipment, net, as previously reported	10,881	$7,239,965	$7,250,846	$11,519	$7,387,893	$7,399,412
Adjustments (Note 4)	—	346,144	346,144	—	—	—
Total Property and Equipment, net, as restated	10,881	$7,586,109	$7,596,990	$11,519	$7,387,893	$7,399,412
Total Assets, as previously reported	$12,030,161	$41,755,288	$53,785,449	$12,422,243	$19,160,141	$31,582,385
Adjustments (Note 4 - Property and equipment)	—	346,144	346,144	—	—	—
Adjustments (Note 4 - Goodwill)	(3,655,567)	(14,110,257)	(17,765,824)	(3,655,567)	(5,123,337)	(8,778,904)
Adjustments (Note 4 - Intangible assets)	(4,945,333)	(14,697,982)	(19,643,315)	(5,243,333)	—	(5,243,333)
Adjustments (Foreign currency translation)	—	235,259	235,259	—	—	—
Total Assets, as restated	$3,429,261	$13,528,452	$16,957,713	$3,523,343	$14,036,804	$17,560,147
Total Liabilities, as previously reported	$5,673,010	$6,870,135	$12,543,145	$4,468,709	$8,341,876	$12,810,585
Adjustments (Note 4 - deferred tax liability)	229,973	(3,521,494)	(3,291,521)	—	(581,134)	(581,134)
Total Liabilities, as restated	$5,902,983	$3,348,641	$9,251,624	$4,468,709	$7,760,742	$12,229,451
(1)	Depreciation and amortization adjustments are adjusted to cost of revenue in the accompanying statements of operations.

Summary of revenue and non-current assets (other than financial instruments) by geographic location

A summary of revenue by geographic location appears below:

	2021			2020
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$3,630,760	$1,554,828	$5,185,588	$2,068,037	$1,010,699	$3,078,736
Asia / Pacific	3,346,691	1,547,382	4,894,073	1,954,842	1,004,867	2,959,709
North America / South America	2,698,601	—	2,698,601	1,595,331	—	1,595,331
	$9,676,052	$3,102,210	$12,778,262	$5,618,210	$2,015,566	$7,633,776

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2021			2020
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$602	$8,476,791	8,477,393	$802	$503,853	$504,655
Asia / Pacific	—	2,120,102	2,120,102	499,772	10,500,388	11,000,159
North America / South America	501,750	—	501,750	516,296	—	516,296
	$502,352	$10,596,893	11,099,245	$1,016,870	$11,004,240	$12,021,110

A summary of revenue by geographic location appears below:

	2020			2019
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$2,068,037	$1,010,699	$3,078,736	$1,818,859	$1,951,769	$3,770,628
Asia / Pacific	1,954,842	1,004,867	2,959,709	2,108,503	2,480,027	4,588,530
North America / South America	1,595,331	—	1,595,331	1,589,899	—	1,589,899
	$5,618,210	$2,015,566	$7,633,776	$5,517,261	$4,431,796	$9,949,057

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2020			2019
	As restated			As restated
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$802	$503,853	$504,655	$—	$7,786,240	$7,786,240
Asia / Pacific	499,772	10,500,387	11,000,159	962,424	3,005,679	3,968,103
North America / South America	516,296	—	516,296	—	—	—
	$1,016,870	$11,004,240	$12,021,110	$962,424	$10,791,919	$11,754,343